Summary of Significant Accounting Policies - Effect of Dilutive Shares (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	4,889,420	4,878,691	4,865,968
Dilutive effect of stock options	9,798	17,157	9,670
Dilutive weighted average shares outstanding	4,899,218	4,895,848	4,875,638
Net income	$ 6,673,127	$ 3,703,548	$ 6,736,654
Net income per share-basic	$ 1.36	$ 0.76	$ 1.38
Net income per share-diluted	$ 1.36	$ 0.76	$ 1.38